Other Financial Items, Net (Tables)	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
Schedule of Derivative Instruments
(Losses)/gains on derivative instruments comprise of the following:

(in thousands of $)	Six months ended June 30,
	2020	2019
Mark-to-market adjustment for interest rate swap derivatives	(44,668)	(12,226)
Mark-to-market adjustment for equity derivatives	(5,051)	(12,605)
Interest (expense)/income on undesignated interest rate swaps	(1,282)	4,093
Mark-to-market adjustment for foreign exchange swap derivatives	1,144	320
	(49,857)	(20,418)

Components of Other Financial Items
Other financial items, net comprise of the following:

(in thousands of $)	Six months ended June 30,
	2020	2019
Foreign exchange losses on operations	(302)	(573)
Amortization of debt guarantee	862	633
Financing arrangement fees and other costs	(464)	(3,480)
Others	(107)	81
	(11)	(3,339)